Interest in Entities (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders
12.2 Subsidiaries with
non-controlling
interests

12.31.2023
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	46.0	2.3
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.5	(0.9)
Embraer CAE Training Services, LLC	United States of America	51.0%	49.0%	29.0	11.0
Embraer CAE Training Services (NL) B.V.	Netherlands	51.0%	49.0%	9.4	(0.6)
Tempest Serviços de Informática S.A.	Brazil	76.6%	23.4%	7.2	21.3
EVE Holding Inc.	United States of America	89.4%	10.6%	11.0	(96.2)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				252.8

12.31.2022
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	43.5	(19.5)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.4	2.5
Embraer CAE Training Services, LLC	United States of America	51.0%	49.0%	33.1	11.8
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	0.7
EVE Holding Inc.	United States of America	89.7%	10.3%	20.1	(308.5)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				256.8

Summary of Financial Position of the Group Entities that have Non-Controlling Interest
The financial p
os
ition of the most significant entities with
non-controlling
interests is summarized below, which are OGMA - Indústria Aeronáutica de Portugal S.A. and Eve Holding, Inc. Other entities combined represent less than

5
%
of consolidated profit before taxes.

	OGMA			EVE
	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022
Assets	289.5	253.5	259.5	230.1	291.0
Liabilities	158.0	129.1	105.3	126.1	95.9
Shareholders’ equity	131.5	124.4	154.2	104.0	195.1
Net Revenue	250.1	216.5	244.7	—	—
Net income (loss) for the year	2.3	(19.5)	(4.2)	(96.2)	(308.5)